Cash and cash equivalents (Details) $ in Thousands, € in Millions, £ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Money market funds	$ 669,147			$ 997,092	$ 858,291
Term accounts	54,116			95,090	61,356
Cash and bank balances	77,477			242,494	297,156
Total cash and cash equivalents	800,700	€ 222.3	£ 49.1	$ 1,334,676	$ 1,216,803	$ 372,162
EUR
Disclosure of financial assets [line items]
Total cash and cash equivalents	237,100
GBP
Disclosure of financial assets [line items]
Total cash and cash equivalents	$ 59,000